Expense Example, No Redemption - Class A C IS and R6 Shares - Federated Hermes MDT Small Cap Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	682	960	1,259	2,106	207	640	1,098	2,197	107	334	579	1,283	99	309	536	1,190